Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2021
Trade and other payables
Schedule of trade and other payables

	2021	2020
		Re-presented[1]
	€m	€m
Included within non-current liabilities:
Other payables	424	340
Accruals	47	60
Contract liabilities	519	612
Derivative financial instruments[2]	3,919	4,177
	4,909	5,189

Included within current liabilities:
Trade payables	6,739	6,696
Amounts owed to associates and joint ventures	36	51
Other taxes and social security payable	1,196	1,185
Other payables	2,349	2,040
Accruals[3]	5,688	5,077
Contract liabilities	1,971	2,081
Derivative financial instruments[2]	91	589
	18,070	17,719

Notes:

1

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See note 7 "Discontinued operations and assets and liabilities held for sale". The impact of the re-presentation is to increase Trade and other payables included within current liabilities by €634 million compared to the amount previously reported.

2Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

3Includes €339 million (2020: €nil) payable in relation to the irrevocable and non-discretionary share buyback programme announced in March 2021.